Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Raw materials		$ 96
Work in progress		55
Finished good	[1]	293
Total		$ 444

[1]	As of December 31, 2024, seven INSPIRA ART100 systems and seven carts were in the course of being delivered to a distributor in the U.S.